                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2004

Check here if Amendment  [ ]                     Amendment No.:  ________
      This Amendment (Check only one):           [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Amelia Peabody Foundation
Address:   One Hollis Street
           Wellesley, MA 02482

Form 13F File Number:    028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Margaret St. Clair
Title:  Trustee
Phone:  781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair          Wellesley, Massachusetts      August 10, 2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     65

Form 13F Information Table Value Total:     $97,675 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.    Name

1.       28-05999             Bayard D. Waring
2.       28-05991             Margaret N. St. Clair
3.       28-05993             Philip B. Waring
4.       28-05995             Deborah Carlson
5.       28-05997             Thomas B. St. Clair


                                      -2-

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            AMELIA PEABODY FOUNDATION

            FORM 13F INFORMATION TABLE

           QUARTER ENDED JUNE 30, 2004


         COLUMN 1                                  COLUMN 2             COLUMN 3       COLUMN 4          COLUMN 5
       Name of Issuer                           Title of Class            CUSIP          Value      Shrs or   Sh/ Put/
                                                                                       (X $1000)    Prn Amt   Prn Call
ACCENTURE LTD-CL A                                 Common               G1150G111          962       35,000   SH

ALLIANCE RESOURCE PARTNERS                         Unit Ltd Ptr         01877R108        2,450       52,500   SH

AMERICAN CAP STRATEGIES LTD                        Common                24937104        1,261       45,000   SH

AMERIGAS PARTNERS LP                               Common                30975106        1,299       50,000   SH

AMGEN INC                                          Common                31162100        1,364       25,000   SH

APACHE CORP                                        Common                37411105        3,484       80,000   SH

APPLIED MATERIALS INC                              Common                38222105          785       40,000   SH

AUTOZONE INC                                       Common                53332102        2,804       35,000   SH

BANK AMERICA CORP                                  Common                60505104        4,231       50,000   SH

BANK NEW YORK INC                                  Common                64057102        1,179       40,000   SH

BAXTER INTERNATL 7.000% PFD                        Preferred             71813406        1,139       20,000   SH

BED BATH & BEYOND INC                              Common                75896100        1,346       35,000   SH

BHP BILLITON LTD ADR                               Common                88606108          263       15,000   SH

BP AMOCO PLC                                       Common                55622104        2,679       50,000   SH

BURLINGTON RES INC                                 Common               122014103        1,990       55,000   SH

CAREMARK RX INC                                    Common               141705103        1,318       40,000   SH

CENDANT CORP                                       Common               151313103        1,469       60,000   SH

CITIGROUP INC                                      Common               172967101        2,325       50,000   SH

CORNING INC                                        Common               219350105        1,567      120,000   SH

DANAHER CORP                                       Common               235851102        1,556       30,000   SH

DELL INC                                           Common               24702R101          716       20,000   SH

DOMINION RES BLACK WARRIOR TR                      Unit Ben Int         25746Q108        1,981       65,000   SH

DOMINION RESOURCES INC VA                          Common               25746U109        2,839       45,000   SH

DUFF & PHELPS UTIL & CORPORATE                     Common               26432K108          126       10,000   SH

DUKE ENERGY CORP                                   Common               264399106        1,447       71,312   SH

ENERPLUS RESOURCES FUND                            UNIT TR              29274D604          854       30,000   SH

EQUITABLE RES INC                                  Common               294549100        2,327       45,000   SH

EXXON MOBIL CORPORATION                            Common               30231G102        2,443       55,000   SH

GENERAL ELECTRIC CORP                              Common               369604103        2,268       70,000   SH

GREAT PLAINS ENERGY INC                            Common               391164100        1,931       65,000   SH

GULFTERRA ENERGY PARTNERS LP                       Common               40274U108        1,161       30,000   SH

HEADWATERS INC                                     Common               42210P102          389       15,000   SH

HSBC HOLDINGS PLC-SPONS ADR                        Common               404280406        2,671       35,653   SH

HUGOTON ROYALTY TRUST                              Common               444717102        1,715       75,000   SH

ING GROEP NV SPONS ADR                             Common               456837103        1,067       45,000   SH

INTEL CORP                                         Common               458140100        1,380       50,000   SH

INTERNATIONAL BUSINESS MACHINE                     Common               459200101        3,085       35,000   SH

ISHARES DJ US INDUSTRIAL SEC                       Common               464287754        1,047       20,000   SH

JDS UNIPHASE CORP                                  Common               46612J101          227       60,000   SH

JP MORGAN CHASE & CO                               Common               46625H100        2,520       65,000   SH

KEYCORP NEW                                        Common               493267108        1,644       55,000   SH

KINDER MORGAN ENERGY PARTNERS                      Unit Ltd Ptr         494550106        1,221       30,000   SH

LIBERTY PPTY TR                                    Common               531172104          804       20,000   SH

LUCENT TECHNOLOGIES INC                            Common               549463107          340       90,000   SH

MORGAN STANLEY                                     Common               617446448          792       15,000   SH

NEXTEL COMMUNICATIONS INC                          Common               65332V103          800       30,000   SH

NORAM ENERGY CORP    6.000%  3                     SDCV                 655419AC3        2,450    2,500,000   PRN

NORTEL NETWORKS CORP                               Common               656568102          424       85,000   SH

PEABODY ENERGY CORP                                Common               704549104        1,120       20,000   SH

PLUM CREEK TIMBER CO INC                           Common               729251108        1,466       45,000   SH

RITE AID CORP                                      Common               767754104           52       10,000   SH

ROYAL BK 8.500% PFD SER J                          Preferred            780097853          511       20,000   SH

SCHLUMBERGER LTD                                   Common               806857108        2,540       40,000   SH

SENIOR HOUSING PROPERTIES TRUS                     Common               81721M109          252       15,000   SH

STATE STREET CORP                                  Common               857477103          981       20,000   SH

SUNOCO LOGISTICS PARTNERS LP                       Common               86764L108        1,077       30,000   SH

TEVA PHARMACEUTICAL INDS LTD A                     Common               881624209        2,687       40,000   SH

TEXAS INSTRUMENTS INC                              Common               882508104          363       15,000   SH

TOLL BROS INC                                      Common               889478103        1,270       30,000   SH

UNITED TECHNOLOGIES CORP                           Common               913017109        1,372       15,000   SH

UNITEDHEALTH GROUP INC                             Common               91324P102        2,490       40,000   SH

VERIZON COMMUNICATIONS                             Common               92343V104          724       20,000   SH

VODAFONE GROUP PLC-ADR                             Common               92857W100          995       45,000   SH

WASHINGTON MUTUAL INC                              Common               939322103          773       20,000   SH

WELLS FARGO & CO                                   Common               949746101        2,862       50,000   SH


                                                                                        97,675


         COLUMN 1                                COLUMN 6      COLUMN 7                      COLUMN 8
       Name of Issuer                           Investment      Other                     Voting Authority
                                                Discretion     Managers            Sole        Shared        Other
ACCENTURE LTD-CL A                              Other          1,2,3,4,5          35,000          0             0

ALLIANCE RESOURCE PARTNERS                      Other          1,2,3,4,5          52,500          0             0

AMERICAN CAP STRATEGIES LTD                     Other          1,2,3,4,5          45,000          0             0

AMERIGAS PARTNERS LP                            Other          1,2,3,4,5          50,000          0             0

AMGEN INC                                       Other          1,2,3,4,5          25,000          0             0

APACHE CORP                                     Other          1,2,3,4,5          80,000          0             0

APPLIED MATERIALS INC                           Other          1,2,3,4,5          40,000          0             0

AUTOZONE INC                                    Other          1,2,3,4,5          35,000          0             0

BANK AMERICA CORP                               Other          1,2,3,4,5          50,000          0             0

BANK NEW YORK INC                               Other          1,2,3,4,5          40,000          0             0

BAXTER INTERNATL 7.000% PFD                     Other          1,2,3,4,5          20,000          0             0

BED BATH & BEYOND INC                           Other          1,2,3,4,5          35,000          0             0

BHP BILLITON LTD ADR                            Other          1,2,3,4,5          15,000          0             0

BP AMOCO PLC                                    Other          1,2,3,4,5          50,000          0             0

BURLINGTON RES INC                              Other          1,2,3,4,5          55,000          0             0

CAREMARK RX INC                                 Other          1,2,3,4,5          40,000          0             0

CENDANT CORP                                    Other          1,2,3,4,5          60,000          0             0

CITIGROUP INC                                   Other          1,2,3,4,5          50,000          0             0

CORNING INC                                     Other          1,2,3,4,5         120,000          0             0

DANAHER CORP                                    Other          1,2,3,4,5          30,000          0             0

DELL INC                                        Other          1,2,3,4,5          20,000          0             0

DOMINION RES BLACK WARRIOR TR                   Other          1,2,3,4,5          65,000          0             0

DOMINION RESOURCES INC VA                       Other          1,2,3,4,5          45,000          0             0

DUFF & PHELPS UTIL & CORPORATE                  Other          1,2,3,4,5          10,000          0             0

DUKE ENERGY CORP                                Other          1,2,3,4,5          71,312          0             0

ENERPLUS RESOURCES FUND                         Other          1,2,3,4,5          30,000          0             0

EQUITABLE RES INC                               Other          1,2,3,4,5          45,000          0             0

EXXON MOBIL CORPORATION                         Other          1,2,3,4,5          55,000          0             0

GENERAL ELECTRIC CORP                           Other          1,2,3,4,5          70,000          0             0

GREAT PLAINS ENERGY INC                         Other          1,2,3,4,5          65,000          0             0

GULFTERRA ENERGY PARTNERS LP                    Other          1,2,3,4,5          30,000          0             0

HEADWATERS INC                                  Other          1,2,3,4,5          15,000          0             0

HSBC HOLDINGS PLC-SPONS ADR                     Other          1,2,3,4,5          35,653          0             0

HUGOTON ROYALTY TRUST                           Other          1,2,3,4,5          75,000          0             0

ING GROEP NV SPONS ADR                          Other          1,2,3,4,5          45,000          0             0

INTEL CORP                                      Other          1,2,3,4,5          50,000          0             0

INTERNATIONAL BUSINESS MACHINE                  Other          1,2,3,4,5          35,000          0             0

ISHARES DJ US INDUSTRIAL SEC                    Other          1,2,3,4,5          20,000          0             0

JDS UNIPHASE CORP                               Other          1,2,3,4,5          60,000          0             0

JP MORGAN CHASE & CO                            Other          1,2,3,4,5          65,000          0             0

KEYCORP NEW                                     Other          1,2,3,4,5          55,000          0             0

KINDER MORGAN ENERGY PARTNERS                   Other          1,2,3,4,5          30,000          0             0

LIBERTY PPTY TR                                 Other          1,2,3,4,5          20,000          0             0

LUCENT TECHNOLOGIES INC                         Other          1,2,3,4,5          90,000          0             0

MORGAN STANLEY                                  Other          1,2,3,4,5          15,000          0             0

NEXTEL COMMUNICATIONS INC                       Other          1,2,3,4,5          30,000          0             0

NORAM ENERGY CORP    6.000%  3                  Other          1,2,3,4,5       2,500,000          0             0

NORTEL NETWORKS CORP                            Other          1,2,3,4,5          85,000          0             0

PEABODY ENERGY CORP                             Other          1,2,3,4,5          20,000          0             0

PLUM CREEK TIMBER CO INC                        Other          1,2,3,4,5          45,000          0             0

RITE AID CORP                                   Other          1,2,3,4,5          10,000          0             0

ROYAL BK 8.500% PFD SER J                       Other          1,2,3,4,5          20,000          0             0

SCHLUMBERGER LTD                                Other          1,2,3,4,5          40,000          0             0

SENIOR HOUSING PROPERTIES TRUS                  Other          1,2,3,4,5          15,000          0             0

STATE STREET CORP                               Other          1,2,3,4,5          20,000          0             0

SUNOCO LOGISTICS PARTNERS LP                    Other          1,2,3,4,5          30,000          0             0

TEVA PHARMACEUTICAL INDS LTD A                  Other          1,2,3,4,5          40,000          0             0

TEXAS INSTRUMENTS INC                           Other          1,2,3,4,5          15,000          0             0

TOLL BROS INC                                   Other          1,2,3,4,5          30,000          0             0

UNITED TECHNOLOGIES CORP                        Other          1,2,3,4,5          15,000          0             0

UNITEDHEALTH GROUP INC                          Other          1,2,3,4,5          40,000          0             0

VERIZON COMMUNICATIONS                          Other          1,2,3,4,5          20,000          0             0

VODAFONE GROUP PLC-ADR                          Other          1,2,3,4,5          45,000          0             0

WASHINGTON MUTUAL INC                           Other          1,2,3,4,5          20,000          0             0

WELLS FARGO & CO                                Other          1,2,3,4,5          50,000          0             0
